Pension, Savings, And Other Employee Benefits	12 Months Ended
Dec. 31, 2016
Pension, Savings, And Other Employee Benefits [Abstract]
Pension, Savings, And Other Employee Benefits

Note 18 – Pension, Savings, and Other Employee Benefits

Pension plan. FHN sponsors a noncontributory, qualified defined benefit pension plan to employees hired or re-hired on or before September 1, 2007. Pension benefits are based on years of service, average compensation near retirement or other termination, and estimated social security benefits at age 65. Benefits under the plan are “frozen” so that years of service and compensation changes after 2012 do not affect the benefit owed. Minimum contributions are based upon actuarially determined amounts necessary to fund the benefit obligation. Decisions to contribute to the plan are based upon pension funding requirements under the Pension Protection Act, the maximum amount deductible under the Internal Revenue Code, the actual performance of plan assets, and trends in the regulatory environment. FHN contributed $165 million to the qualified pension plan in third quarter 2016. The contribution had no effect on FHN’s 2016 Consolidated Statements of Income. Management has assessed the need for future contributions, and does not currently anticipate that FHN will make a contribution to the qualified pension plan in 2017.

FHN also maintains non-qualified plans including a supplemental retirement plan that covers certain employees whose benefits under the qualified pension plan have been limited by tax rules. These other non-qualified plans are unfunded, and contributions to these plans cover all benefits paid under the non-qualified plans. Payments made under the non-qualified plans were $5.1 million for 2016. FHN anticipates making benefit payments under the non-qualified plans of $5.0 million in 2017.

Savings plan. FHN provides all qualifying full-time employees with the opportunity to participate in the FHN tax qualified 401(k) savings plan. The qualified plan allows employees to defer receipt of earned salary, up to tax law limits, on a tax-advantaged basis. Accounts, which are held in trust, may be invested in a wide range of mutual funds and in FHN common stock. Up to tax law limits, FHN provides a 100 percent match for the first 6 percent of salary deferred, with company matching contributions invested according to a participant’s current investment elections. The savings plan also allows employees to invest in a non-leveraged employee stock ownership plan (“ESOP”). Cash dividends on shares held by the ESOP are charged to retained earnings and the shares are considered outstanding in computing earnings per share. The number of allocated shares held by the ESOP totaled 7,793,110 on December 31, 2016. Through a non-qualified savings restoration plan, FHN provides a restorative benefit to certain highly-compensated employees who participate in the savings plan and whose contribution elections are capped by tax limitations.

FHN also provides “flexible dollars” to assist employees with the cost of annual benefits and/or allow the employee to contribute to his or her qualified savings plan account. These “flexible dollars” are pre-tax contributions and are based upon the employees’ years of service and qualified compensation. Contributions made by FHN through the flexible benefits plan and the company matches were $21.6 million for 2016, $20.8 million for 2015, and $20.4 million for 2014.

Other employee benefits. FHN provides postretirement life insurance benefits to certain employees and also provides postretirement medical insurance benefits to retirement-eligible employees. The postretirement medical plan is contributory with FHN contributing a fixed amount for certain participants. FHN’s postretirement benefits include certain prescription drug benefits. In 2015, FHN notified participants of revisions to the retiree medical plan effective January 1, 2016. In conjunction with this action, FHN recognized an $8.3 million curtailment gain in third quarter 2015. FHN also recognized a $1.0 million reduction in the plans’ projected benefit obligation and a $5.3 million tax-effected adjustment to accumulated other comprehensive income.

Actuarial assumptions. FHN’s process for developing the long-term expected rate of return of pension plan assets is based on capital market exposure as the source of investment portfolio returns. Capital market exposure refers to the plan’s broad allocation of its assets to asset classes, such as large cap equity and fixed income. FHN also considers expectations for inflation, real interest rates, and various risk premiums based primarily on the historical risk premium for each asset class. The expected return is based upon a thirty year time horizon. In conjunction with the contribution made in 2016, the asset allocation strategy for the qualified pension plan was adjusted through the sale of all equity investments with investment of the proceeds, in addition to the contribution, into fixed income instruments that more closely matched the estimated duration of payment obligations. Consequently, FHN selected a 4.50 percent assumption for 2017 for the qualified defined benefit pension plan and a 2.15 percent assumption for postretirement medical plan assets dedicated to employees who retired prior to January 1, 1993. FHN selected a 6.00 percent assumption for postretirement medical plan assets dedicated to employees who retired after January 1, 1993.

The discount rates for the three years ended 2016 for pension and other benefits were determined by using a hypothetical AA yield curve represented by a series of annualized individual discount rates from one-half to thirty years. The discount rates are selected based upon data specific to FHN’s plans and employee population. The bonds used to create the hypothetical yield curve were subjected to several requirements to ensure that the resulting rates were representative of the bonds that would be selected by management to fulfill the company’s funding obligations. In addition to the AA rating, only non-callable bonds were included. Each bond issue was required to have at least $250 million par outstanding so that each issue was sufficiently marketable. Finally, bonds more than two standard deviations from the average yield were removed. When selecting the discount rate, FHN matches the duration of high quality bonds with the duration of the obligations of the plan as of the measurement date. For all years presented, the measurement date of the benefit obligations and net periodic benefit costs was December 31.

The actuarial assumptions used in the defined benefit pension plan and other employee benefit plans were as follows:

	Benefit Obligations			Net Periodic Benefit Cost
	2016	2015	2014	2016	2015	2014
Discount rate
Qualified pension	4.39%	4.68%	4.30%	4.69%	4.30%	5.15%
Nonqualified pension	4.07%	4.33%	4.00%	4.34%	4.00%	4.70%
Other nonqualified pension	3.39%	3.57%	3.35%	3.57%	3.35%	4.05%
Postretirement benefits	3.67% - 4.57%	3.76% - 4.87%	3.45% - 4.45%	3.84% - 4.87%	3.45% - 4.45%	4.10% - 5.35%
Expected long-term rate of return
Qualified pension/postretirement benefits	4.50%	6.00%	5.85%	6.00%	5.85%	6.60%
Postretirement benefit (retirees post January 1, 1993)	6.00%	6.15%	6.35%	6.15%	6.35%	6.95%
Postretirement benefit (retirees prior to January 1, 1993)	2.15%	2.10%	2.30%	2.10%	2.30%	2.85%

In 2014, the Society of Actuaries published updated life expectancy tables based upon a study of recent non-governmental pension plan experience in the United States. These new tables reflected the increased longevity of pension plan participants as well as projected future improvements in life expectancy in comparison to prior life expectancy tables. FHN included the newly released tables within the annual re-measurement of its pension and postretirement plan calculations beginning in 2014. Consideration of the new life expectancy tables resulted in an 8 percent increase of the projected benefit obligations for FHN’s pension plans in 2014 compared to the use of the former tables. The effects of subsequent changes in life expectancy tables have not been significant.

The rate of compensation increase previously had a significant effect on the actuarial assumptions used for the defined benefit pension plan. However, given the pension plan freeze as of December 31, 2012, the rate of compensation increase no longer applies to the qualified pension plan.

The health care cost trend rate assumption previously had a significant effect on the amounts reported. However, given the change to a defined contribution subsidy model for postretirement medical insurance benefits, a one-percentage-point change in assumed health care cost trend rates would have no impact on the reported service and interest cost components or the postretirement benefit obligation at the end of the plan year since the annual rate of increase in health care costs was no longer included in the actuarial assumptions for that plan for the 2016 and 2015 measurements.

The components of net periodic benefit cost for the plan years 2016, 2015 and 2014 are as follows:

	Total Pension Benefits			Other Benefits
(Dollars in thousands)	2016	2015	2014	2016	2015	2014
Components of net periodic benefit cost
Service cost	$39	$40	$56	$110	$146	$207
Interest cost	31,216	36,424	34,915	1,292	1,413	1,754
Expected return on plan assets	(39,123)	(37,516)	(40,093)	(913)	(956)	(1,025)
Amortization of unrecognized:
Prior service cost/(credit)	196	333	346	170	(830)	(1,163)
Actuarial (gain)/loss	8,141	10,103	6,898	(810)	(1,014)	(1,006)
Net periodic benefit cost	469	9,384	2,122	(151)	(1,241)	(1,233)
ASC 715 curtailment (income) (a)	-	-	-	-	(8,283)	-
ASC 715 special termination benefits (b)	-	-	1,009	-	-	-
Total periodic benefit costs	$469	$9,384	$3,131	$(151)	$(9,524)	$(1,233)

(a) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

(b) In 2014, a one-time special termination benefits charge was recognized related to recalculation of a participant’s benefit under a non-qualified plan upon retirement.

The long-term expected rate of return is applied to the market-related value of plan assets in determining the expected return on plan assets. FHN determines the market-related value of plan assets using a calculated value that recognizes changes in the fair value of plan assets over five years, as permitted by GAAP.

In 2016, FHN changed its methodology for the calculation of interest cost for its applicable employee benefit plans. Prior to 2016 FHN utilized a weighted average discount rate to determine interest cost, which is the same discount rate used to calculate the projected benefit obligation. Starting in 2016, FHN adopted a spot rate approach which applies duration-specific rates from the full yield curve to estimated future benefit payments for the determination of interest cost. This change in accounting estimate reduced interest cost across all plans by $5.8 million in 2016.

The following tables set forth the plans' benefit obligations and plan assets for 2016 and 2015:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Change in benefit obligation
Benefit obligation, beginning of year	$816,529	$859,853	$33,166	$35,328
Service cost	39	40	110	146
Interest cost	31,216	36,424	1,292	1,413
Actuarial (gain)/loss	12,733	(49,919)	2,110	(2,393)
Actual benefits paid (a)	(55,975)	(29,869)	(1,275)	(1,057)
Gain due to curtailment	-	-	-	(271)
Benefit obligation, end of year	$804,542	$816,529	$35,403	$33,166

Change in plan assets
Fair value of plan assets, beginning of year	$638,169	$695,549	$16,128	$16,639
Actual return on plan assets	27,448	(31,699)	991	(169)
Employer contributions	169,230	4,188	873	715
Actual benefits paid - settlement payments	-	-	(1,275)	(1,057)
Actual benefits paid - other payments (a)	(55,975)	(29,869)	-	-
Fair value of plan assets, end of year	$778,872	$638,169	$16,717	$16,128

Funded status of the plans	$(25,670)	$(178,360)	$(18,686)	$(17,038)

Amounts recognized in the Statements of Condition
Other assets	$18,104	$-	$13,050	$12,679
Other liabilities	(43,774)	(178,360)	(31,736)	(29,717)
Net asset/(liability) at end of year	$(25,670)	$(178,360)	$(18,686)	$(17,038)

(a) Increase in 2016 due to the settlement of certain terminated, vested participants in qualified pension plan.

The qualified pension plan was overfunded as of December 31, 2016, by $18.1 million. The nonqualified pension plan was underfunded as of December 31, 2016, by $43.8 million. At year-end 2015, the qualified and nonqualified pension plans were underfunded by $132.6 million, and $45.8 million, respectively. Because of the pension freeze as of the end of 2012, the pension benefit obligation and the accumulated benefit obligation are the same as of December 31, 2016 and 2015. The projected benefit obligation and the accumulated benefit obligation for the qualified pension plan exceeded all corresponding plan assets as of December 31, 2015.

Unrecognized actuarial gains and losses and unrecognized prior service costs and credits are recognized as a component of accumulated other comprehensive income. Balances reflected in accumulated other comprehensive income on a pre-tax basis for the years ended December 31, 2016 and 2015 consist of:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Amounts recognized in accumulated other comprehensive income
Prior service cost/(credit)	$52	$248	$95	$265
Net actuarial (gain)/loss	379,724	363,457	(8,076)	(10,918)
Total	$379,776	$363,705	$(7,981)	$(10,653)

The pre-tax amounts recognized in other comprehensive income during 2016 and 2015 were as follows:

	Total Pension Benefits		Other Benefits
(Dollars in thousands)	2016	2015	2016	2015
Changes in plan assets and benefit obligation recognized in other comprehensive income
Net actuarial (gain)/loss arising during measurement period	$24,408	$19,296	$2,032	$(1,268)
Items amortized during the measurement period:
Prior service credit/(cost) (a)	(196)	(333)	(170)	8,842
Net actuarial gain/(loss)	(8,141)	(10,103)	810	1,014
Total recognized in other comprehensive income	$16,071	$8,860	$2,672	$8,588

(a) In 2015, an announced revision to the retiree medical plan triggered curtailment accounting. In accordance with its practice, FHN performed a remeasurement of the plan in conjunction with the curtailment and realized a curtailment gain.

FHN utilizes the minimum amortization method in determining the amount of actuarial gains or losses to include in plan expense. Under this approach, the net deferred actuarial gain or loss that exceeds a threshold is amortized over the average remaining service period of active plan participants. The threshold is measured as the greater of: 10 percent of a plan’s projected benefit obligation as of the beginning of the year or 10 percent of the market related value of plan assets as of the beginning of the year. FHN amortizes actuarial gains and losses using the estimated average remaining life expectancy of the remaining participants since all participants are considered inactive due to the freeze.

For pension plans, the estimated actuarial loss that would be amortized from AOCI into net periodic benefit cost in 2017 is $9.5 million. For other postretirement plans, the estimated actuarial gain to be amortized from AOCI into net periodic benefit in 2017 is $.6 million. In 2017, the estimated prior service cost expected to be amortized from AOCI into net periodic benefits related to pension and other postretirement plans is not expected to be material.

FHN does not expect any defined benefit pension plan’s and other employee benefit plan’s assets to be returned to FHN in 2017.

The following table provides detail on expected benefit payments, which reflect expected future service, as appropriate:

	Pension	Other
(Dollars in thousands)	Benefits	Benefits
2017	$33,453	$1,499
2018	35,139	1,549
2019	37,214	1,603
2020	39,553	1,663
2021	41,452	1,728
2022-2026	226,735	9,625

Plan assets. FHN’s overall investment goal is to create, over the life of the pension plan and retiree medical plan, an adequate pool of sufficiently liquid assets to support the qualified pension benefit obligations to participants, retirees, and beneficiaries, as well as to partially support the medical obligations to retirees and beneficiaries. Thus, the qualified pension plan and retiree medical plan seek to achieve a high level of investment return consistent with a prudent level of portfolio risk.

Prior to the contribution in third quarter 2016, FHN had adopted an investment strategy that reduced equities and increased long duration fixed income allocations over time with the intention of reducing volatility of funded status and pension costs. Plan assets were shifted from equities to fixed income securities when certain funded status thresholds were met. At December 31, 2015, the target allocation to equities was 32 percent and the target allocation to fixed income and cash equivalents was 68 percent. Equity securities, most of which were included in common and collective funds, primarily included investments in large capital and small capital companies located in the U.S., as well as international equity securities in developed and emerging markets. Subsequent to the 2016 contribution, qualified pension plan assets primarily consist of fixed income securities which include U.S. treasuries, corporate bonds of companies from diversified industries, municipal bonds, and foreign bonds. Fixed income investments generally have long durations consistent with the estimated pension liabilities of FHN. This duration-matching strategy is intended to hedge substantially all of the plan’s risk associated with future benefit payments. Retiree medical funds are kept in short-term investments, primarily money market funds and mutual funds. On December 31, 2016 and 2015, FHN did not have any significant concentrations of risk within the plan assets related to the pension plan or the retiree medical plan.

The fair value of FHN’s pension plan assets at December 31, 2016 and 2015, by asset category classified using the Fair Value measurement hierarchy is shown in the table below. See Note 24 – Fair Value of Assets and Liabilities for more details about Fair Value measurements.

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$23,815	$-	$-	$23,815
Fixed income securities:
U.S. treasuries	-	30,576	-	30,576
Corporate, municipal and foreign bonds	-	505,374	-	505,374
Common and collective funds:
Fixed income	-	219,107	-	219,107
Total	$23,815	$755,057	$-	$778,872

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$8,527	$-	$-	$8,527
Equity securities:
U.S. mid capital	11,509	-	-	11,509
Fixed income securities:
U.S. treasuries	-	9,534	-	9,534
Corporate, municipal and foreign bonds	-	197,089	-	197,089
Common and collective funds:
Fixed income	-	214,933	-	214,933
U.S. large capital	-	101,867	-	101,867
U.S. small capital	-	39,744	-	39,744
International	-	54,966	-	54,966
Total	$20,036	$618,133	$-	$638,169

Any shortfall of investment performance compared to investment objectives should be explainable in terms of general economic and capital market conditions. The Pension and Savings Investment Committee, comprised of senior managers within the organization, meets regularly to review asset performance and potential portfolio revisions. With the change in asset allocation in 2016, adjustments to the qualified pension plan asset allocation will primarily reflect changes in anticipated liquidity needs for plan benefits.

The fair value of FHN's retiree medical plan assets at December 31, 2016 and 2015 by asset category are as follows:

	December 31, 2016
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$626	$-	$-	$626
Mutual funds:
Equity mutual funds	10,443	-	-	10,443
Fixed income mutual funds	5,648	-	-	5,648
Total	$16,717	$-	$-	$16,717

	December 31, 2015
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Cash equivalents and money market funds	$365	$-	$-	$365
Mutual funds:
Equity mutual funds	9,562	-	-	9,562
Fixed income mutual funds	6,201	-	-	6,201
Total	$16,128	$-	$-	$16,128

The number of shares of FHN common stock held by the qualified pension plan was 792,607 for 2015. All shares were sold in 2016 in conjunction with the asset-liability hedging strategy discussed previously.